Pensions and Other Post-employment Benefits - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Pensions and Other Post-employment Benefits [line items]
Long term rate of improvement per year		1.25%
GMP costs included in past service costs		£ 40
Augmentation costs included in past service costs		43	£ 37	£ 52
Augmentation costs arising from major restructuring programmes		21
Special contributions		£ 386	444	481
Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions	£ 420
Post-retirement benefits [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions	100
UK [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		55.00%
Percentage allocated to liability matching assets		45.00%
Special contributions		£ 0	136	191
UK [member] | Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Payment due, 2019	£ 75
UK [member] | Other assets [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Loans on structured debt amount contributed to fair value of plan assets			(773)	(1,686)
US [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		55.00%
Percentage allocated to liability matching assets		45.00%
Special contributions		£ 125	£ 78	0
Assumption for future medical inflation		6.50%	6.75%
US [member] | 2026 and thereafter [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Assumption for future medical inflation		5.00%
US [member] | Unfunded [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
US post retirement healthcare scheme obligation		£ 1,179	£ 1,254	£ 1,463